Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2024
Notes to the consolidated statements of income
Notes to the consolidated statements of income

5.Notes to the consolidated statements of income

a)Revenue

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2024, 2023 and 2022:

Revenue
in € THOUS
	Revenue from	Revenue from	Revenue from
	contracts with	insurance	lease
	customers	contracts	contracts	Total

	For the year ended December 31, 2024

Health care services	13,471,363	1,614,024	—	15,085,387
Health care products	4,186,195	—	64,327	4,250,522
Total	17,657,558	1,614,024	64,327	19,335,909

	For the year ended December 31, 2023

Health care services	14,166,796	1,227,140	—	15,393,936
Health care products	3,979,122	—	80,559	4,059,681
Total	18,145,918	1,227,140	80,559	19,453,617

	For the year ended December 31, 2022

Health care services	14,566,485	851,584	—	15,418,069
Health care products	3,876,321	—	103,627	3,979,948
Total	18,442,806	851,584	103,627	19,398,017

The following table contains a disaggregation of revenue by categories for the years ended December 31, 2024, 2023 and 2022:

Disaggregation of revenue by categories
in € THOUS
	For the year ended December 31,
	2024	2023	2022
Care Delivery
US	12,797,955	12,665,411	12,574,492
International	2,477,165	2,912,546	3,018,480
Total (1)	15,275,120	15,577,957	15,592,972

Care Enablement
Total (including inter-segment revenues) (1)	5,556,534	5,345,428	5,353,136
Inter-segment eliminations	(1,495,745)	(1,469,768)	(1,548,091)
Total Care Enablement revenue external customers	4,060,789	3,875,660	3,805,045
Total	19,335,909	19,453,617	19,398,017
(1)	For further information on the revenue attributable to the Company’s operating segments, see note 29.

The Company recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the years ended December 31, 2024 and 2023:

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS
	2024	2023

Trade accounts receivables from unrelated parties	3,238,090	3,223,760
Contract liabilities	66,735	56,566

Impairment loss in the amount of €18,694, €111,193 and €43,285 for the years ended December 31, 2024, 2023 and 2022, respectively, related to receivables arising from contracts with customers.

The change in contract liabilities during the period results from the ordinary course of business.

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line items “Current provisions and other current liabilities” and “Non-current provisions and other non-current liabilities.”

At December 31, 2024, revenue recognized that was included in contract liabilities at the beginning of the period was €31,713 (2023: €43,322).

At December 31, 2024, performance obligations of €697,620 (2023: €858,079) are unsatisfied (or partially unsatisfied).

The expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter is as follows:

Unsatisfied performance obligations
in € THOUS
	2024	2023

1 year	234,739	195,800
1 - 3 years	308,734	255,759
3 - 5 years	122,351	297,805
5 - 10 years	31,796	108,715
Total	697,620	858,079

b)Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or R&D. General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the years ended December 31, 2024, 2023 and 2022:

Selling, general and administrative expense
in € THOUS
	2024	2023	2022
Distribution costs	776,532	807,961	800,876
General and administrative expense	2,366,287	2,388,375	2,369,494
Selling, general and administrative expense	3,142,819	3,196,336	3,170,370

c)Cost of materials

The cost of materials for the year ended December 31, 2024, 2023 and 2022 consisted of the following:

Cost of materials
in € THOUS
	2024	2023	2022

Cost of raw materials, supplies and purchased components	4,023,978	4,170,690	3,939,649
Cost of purchased services	354,417	316,945	280,913
Cost of materials	4,378,395	4,487,635	4,220,562

d)Personnel expenses

Personnel expenses included within costs of revenue, selling, general and administrative expenses and research and development expenses consisted of the following:

Personnel expenses
in € THOUS
	2024	2023	2022

Wages and salaries (1)	6,425,067	6,437,582	6,586,944
Social security contributions and cost of retirement benefits and social assistance (1)	1,363,751	1,330,628	1,352,454
thereof retirement benefits (1)	199,265	194,307	201,793
Personnel expenses	7,788,818	7,768,210	7,939,398
(1)	Wages and salaries previously disclosed as social security contributions and cost of retirement benefits and social assistance in the amount of €449,706 and €458,759, including retirement benefits in the amount of €15,240 and €15,372, for the years ended December 31, 2023 and 2022, respectively, have been revised to correct an error in the prior years’ presentation. The revision did not impact the Company’s consolidated statements of income.

The Company employed the following personnel on a total headcount basis, on average, for the following years:

Employees by function
	2024	2023	2022

Production and services	96,938	105,894	111,472
Administration	7,268	7,933	9,088
Sales and marketing	8,283	7,993	7,955
Research and development	1,351	1,300	1,226
Total employees	113,840	123,120	129,741

e)Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the years ended December 31, 2024, 2023 and 2022:

Other operating income
in € THOUS	For the year ended December 31,
	2024	2023	2022

Foreign exchange gains	352,041	280,323	306,621
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	29,579	33,921	74,418
Revaluation of certain investments	51,572	14,671	—
Income from strategic transactions and programs	116,607	60,843	—
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	71,994	46,919	83,212
Other	138,325	78,570	85,602
Other operating income	760,118	515,247	549,853

Other operating expense
in € THOUS	For the year ended December 31,
	2024	2023	2022

Foreign exchange losses	375,098	315,821	343,447
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	14,923	29,082	27,245
Revaluation of certain investments	7,544	—	103,353
Expenses from strategic transactions and programs	434,088	320,765	147,946
Other	101,285	98,625	125,563
Other operating expense	932,938	764,293	747,554

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below. The amount presented for the year ended December 31, 2024 primarily relates to the revaluation of certain assets held for sale in the amount of €14,896, and gains from the divestiture of certain businesses in the amount of €89,248. The gains from the divestiture of certain businesses relate primarily to the divestiture of Cura Day Hospitals Group in Australia and the divestiture of certain clinics, both as part of Legacy Portfolio Optimization. The amount presented for the year ended December 31, 2023 relates to a gain on the divestiture of National Cardiovascular Partners (NCP).

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the divestitures (including proposed divestitures as of each reporting date and associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program and, in 2022, costs related to the Interwell Health business combination. For further information on the divestitures and associated impairment losses, see note 4. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth. In 2024 and 2023, the amount includes the proposed divestitures identified in note 4, the cessation of a dialysis cycler development program, impairment losses resulting from the measurement of asset held for sale (NCP as well as the Company’s service businesses in Colombia, Brazil, Ecuador, Türkiye, Peru, Guatemala, Curacao), the divestitures of the Company’s service businesses in Colombia, Argentina, Chile, Ecuador, Sub-Saharan Africa, Türkiye, Guatemala, Curacao, Peru and the Cura Day Hospitals Group in Australia (Legacy Portfolio Optimization) and the write-down of non-current assets and a provision for onerous contracts related to the proposed divestitures. For the year ended December 31, 2024, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €115,570, of which €120,885 related to the Legacy Portfolio Optimization program. For the year ended December 31, 2023, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €17,125, of which €19,422 related to the Legacy Portfolio Optimization program. For the year ended December 31, 2022, the Company recorded a net loss related to reclassification adjustments of foreign currency translation in the amount of €17,666, none of which related to the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “Other” line item in the table above;

●	certain impairment losses in connection with the FME25 Program;

●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs); and

●	expenses and impairment loss related to the InterWell Health business combination. As contemplated in the agreement, the Company transferred Acumen Physician Solutions, LLC (Acumen) to NewCo shortly after the Acquisition Date with working capital in the amount of $1,824 (€1,845 as of the date of the transfer agreement). Since certain long-lived assets (mainly intangible assets) held by Acumen are utilized materially differently by NewCo, management performed an impairment assessment prior to the transfer, concluded that the assets were completely impaired in accordance with IAS 36, Impairment of Assets, and recorded an impairment charge in the Care Delivery segment in the amount of $71,025 before the transfer (€67,447 for the year ended December 31, 2022).

Expenses from strategic transactions and programs comprised the following for the years ended December 31, 2024, 2023 and 2022:

Expenses from strategic transactions and programs
in € THOUS
	For the year ended December 31,
	2024	2023	2022
Derecognition of capitalized development costs and termination costs(1)	—	58,818	—
Legacy Portfolio Optimization	—	58,818	—
Impairment of intangible and tangible assets(2)	112,095	48,768	123,579
Legacy Portfolio Optimization	105,845	34,894	—
FME25 Program	6,250	13,874	27,183
Interwell Health	—	—	67,447
Other	—	—	28,949
Impairment resulting from the measurement of assets held for sale	118,375	74,616	—
Legacy Portfolio Optimization	118,375	62,724	—
FME25 Program	—	11,892	—
Loss from the sale of business	132,202	93,859	—
Legacy Portfolio Optimization	132,202	93,859	—
Other(3)	71,416	44,704	24,367
Legacy Portfolio Optimization	61,536	14,744	—
Legal Form Conversion Costs	9,330	29,960	—
FME25 Program	550	—	—
Interwell Health transaction-related costs	—	—	24,367
Expenses from strategic transactions and programs	434,088	320,765	147,946
(1)	Primarily research and development expense.
(2)	For the year ended December 31, 2024, the amount relates primarily to cost of revenues and selling, general and administrative expense, while the amounts for the years ended December 31, 2023 and 2022, relate primarily to R&D expense and cost of revenues, respectively.
(3)	For the year ended December 31, 2024, the amount relates primarily to selling, general and administrative expense, while the amounts for the years ended December 31, 2023 and 2022, relate primarily to selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 4.

f)Net interest

Net interest in the amount of €335,469 (2023: €336,423 and 2022: €292,476) included interest expense of €407,044 (2023: €424,640 and 2022: €360,139) and interest income of €71,575 (2023: €88,217 and 2022: €67,663). Interest expense resulted mainly from the Company’s financial liabilities including outstanding bonds and loans (see note 16 and note 17) as well as lease liabilities and lease liabilities from related parties (see note 6 b) and note 24) and, in 2024, interest expense on taxes related to a settlement. In 2024, interest income primarily resulted from bank deposits, investments and debt securities, finance lease receivables and foreign currency swaps. In 2023, interest income primarily resulted from investments, debt securities and royalty receivables, interest on lease receivables, interest on bank deposits. In 2022, interest income primarily resulted from a release of interest accruals related to uncertain tax treatments, income related to royalty receivables and interest on lease receivables and overdue receivables.

g)Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes
in € THOUS
	2024	2023	2022

Germany	(30,436)	(91,082)	(30,186)
United States	688,903	725,848	829,699
Other	398,459	398,249	419,766
Total	1,056,926	1,033,015	1,219,279

Income tax expense (benefit) for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

Income tax expense (benefit)
in € THOUS
	2024	2023	2022
Current
Germany	69,971	20,947	(5,423)
United States	179,423	290,787	190,058
Other	139,333	110,972	181,790
	388,727	422,706	366,425
Deferred
Germany	(37,765)	34,018	16,963
United States	(48,565)	(150,225)	(13,767)
Other	13,659	(5,942)	(44,667)
	(72,671)	(122,149)	(41,471)
Total	316,056	300,557	324,954

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.34%, 30.32% and 30.14% for the fiscal years ended December 31, 2024, 2023 and 2022, respectively.

Reconciliation of income taxes
in € THOUS
	2024	2023	2022

Expected corporate income tax expense	320,671	313,158	367,491
Tax free income	(40,859)	(39,550)	(53,282)
Income from equity method investees	(33,142)	(25,570)	(24,909)
Tax rate differentials	(45,636)	(47,586)	(39,064)
Non-deductible expenses	97,141	114,182	77,465
Tax expense (income) for prior years	10,087	(16,867)	(848)
Noncontrolling partnership interests	(46,779)	(58,345)	(54,636)
Tax rate changes	(166)	442	(359)
Change in realizability of deferred tax assets and tax credits	32,415	44,287	33,683
Withholding taxes	8,371	15,124	9,160
Other	13,953	1,282	10,253
Income tax expense	316,056	300,557	324,954

Effective tax rate	29.9%	29.1%	26.7%

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2024 and 2023, are presented below:

Deferred income tax assets and liabilities
in € THOUS
	2024	2023
Deferred tax assets
Trade accounts receivable	46,585	31,430
Inventories	93,831	70,663
Intangible assets	1,193	7,198
Property, plant and equipment and other non-current assets	95,587	74,318
Lease liabilities	779,241	776,120
Provisions and other liabilities	286,048	261,218
Pension liabilities	123,368	113,819
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	119,453	99,060
Derivatives	8,704	1,273
Other	7,168	42,940
Total deferred tax assets	1,561,178	1,478,039

Deferred tax liabilities
Trade accounts receivable	3,650	20,526
Inventories	3,464	3,983
Intangible assets	936,036	867,453
Property, plant and equipment and other non-current assets	183,762	215,124
Right-of-use assets	676,860	683,738
Provisions and other liabilities	39,826	8,267
Pension liabilities	1	119
Derivatives	6,530	4,547
Other	190,430	140,615
Total deferred tax liabilities	2,040,559	1,944,372
Net deferred tax liabilities	(479,381)	(466,333)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € THOUS
	2024	2023

Deferred tax assets	229,509	283,953
Deferred tax liabilities	708,890	750,286
Net deferred tax liabilities	(479,381)	(466,333)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit) due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro and the acquisition and disposal of entities as part of ordinary activities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards
in € THOUS
For the year ended December 31, 2024		For the year ended December 31, 2023
2025	13,993	2024	13,926
2026	32,500	2025	32,348
2027	49,674	2026	42,129
2028	34,646	2027	46,337
2029	89,237	2028	48,447
2030	23,492	2029	57,160
2031	12,357	2030	24,281
2032	5,175	2031	4,311
2033	2,127	2032	2,547
2034 and thereafter	202,457	2033 and thereafter	174,267
Without expiration date	491,773	Without expiration date	458,165
Total	957,431	Total	903,918

Included in the balance of net operating loss carryforwards at December 31, 2024 are €731,303 (2023: €618,315) not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment and believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2024.

At December 31, 2024 and 2023, the Company had an unrecognized net deferred tax asset arising from unutilized notional interest deduction of $323,999 and $254,390, respectively (€311,867 and €230,218, respectively). The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2024, the Company provided for €8,643 (2023: €8,363) of deferred tax liabilities associated with earnings that are likely to be distributed in the following year(s). Provision has not been made for additional taxes on €9,558,889 (2023: €8,631,647) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

At December 31, 2024, the Company recognized income tax expenses related to Pillar Two income taxes in the amount of €5,702 (2023: not applicable). The main jurisdictions in which exposures to this tax exist include Malta and Panama.